RELATED PARTIES - Narrative (Details) - USD ($) $ in Millions		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 04, 2024	Aug. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Management fee percent					1.05%
Investment properties					$ 1,743	$ 131
BSREP IV
Disclosure of transactions between related parties [line items]
Proportion of voting rights held in associate	9.00%
Preferred equity | Subsidiary of Brookfield Wealth Solutions Ltd.
Disclosure of transactions between related parties [line items]
Issue of equity		$ 1,600
Brookfield Asset Management
Disclosure of transactions between related parties [line items]
Management fee expense			$ 48	$ 44	95	$ 89
Total for all related parties
Disclosure of transactions between related parties [line items]
Investment properties					$ 750		$ 1,800